Convertible debentures - Gain attributable to changes in instrument-specific credit risk in other comprehensive income (Details)	12 Months Ended
Jun. 30, 2026 USD ($)
Convertible debentures
Day 1 loss on issuance	$ (1,345,530)
Net gain recognized in earnings	902,104
Senior Convertible Debentures
Convertible debentures
Day 1 loss on issuance	(1,345,530)
Subsequent change in fair value attributable to factors other than instrument-specific credit risk	2,394,675
Reclassification of change in instrument-specific credit risk upon settlement	(147,041)
Net gain recognized in earnings	$ 902,104